Turnover	12 Months Ended
Jun. 30, 2025
Turnover
Turnover

OPERATING AND OTHER ACTIVITIES

2Turnover

	2025	2024	2023
for the period ended	Rm	Rm	Rm
Revenue by major product line
Southern Africa business
Energy	105 522	124 824	128 850
Coal¹	3 640	3 874	6 386
Liquid fuels²	93 579	113 037	115 311
Gas (methane rich and natural gas) and condensate³	8 303	7 913	7 153
Chemicals Africa	60 715	63 829	67 772
Base chemicals	43 247	45 138	49 705
Differentiated chemicals	17 468	18 691	18 067
International Chemicals business
Chemicals America	37 840	41 424	44 492
Base chemicals	14 876	16 290	15 278
Differentiated chemicals	22 964	25 134	29 214
Chemicals Eurasia	42 017	41 684	47 256
Differentiated chemicals	42 017	41 684	47 256
Other (Technology, refinery services)⁴	1 360	1 270	1 626
Revenue from contracts with customers	247 454	273 031	289 996
Revenue from other contracts⁵	1 642	2 080	(300)
Total external turnover	249 096	275 111	289 696
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates mainly to the Fuels and Chemicals America segments and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate. The 2023 amount includes negative slate revenue due to a reduction in the slate balance as a result of an over recovery in the basic fuel price (BFP) charged to customers for that financial year.

The disaggregation of revenue was updated in the current period and comparatives have been adjusted – refer to note 1.

Accounting policies:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the Group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 9 to 11.

Revenue recognised reflects the consideration that the Group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels, oil, natural gas and chemical products, services rendered, license fees and royalties. The Group allocates revenue based on stand-alone selling prices.

Purchases and sales of inventory with the same counterparty, that are entered into in contemplation of one another to facilitate sales to customers, are combined and recorded on a net basis when the items exchanged are similar in nature.

2	Turnover continued

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to rate regulated activities, franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts. Where the Group is subject to rate regulation, it includes in revenue any over or under recoveries relating to goods supplied during the period.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and therefore the Group does not adjust for time value of money as it applies the financing component practical expedient.